DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - TKB CRITICAL TECHNOLOGIES 1 - USD ($)			1 Months Ended	8 Months Ended	12 Months Ended
	Jan. 27, 2023	Oct. 29, 2021	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock
Transaction costs		$ 21,140,059	$ 21,140,059
Underwriting fees		3,850,000	3,850,000
Deferred underwriting fees		8,800,000	8,800,000
Excess fair value of founder shares		7,748,431	7,748,431
Actual offering cost			741,628
Additional paid-in capital		$ 19,774,814	19,774,814	$ 0	$ 0
Amortization of deferred loan origination fees			$ 1,365,245	$ (1,365,245)	0
Price per share (in dollars per share)				$ 10.00
Net tangible assets				$ 5,000,001
Cash				$ 750,562	124,237
Working capital deficit					$ 1,199,323
Common Class A | Subsequent Event
Subsidiary, Sale of Stock
Shares redeemed (in shares)	17,533,296
Shares redeemed (in dollars per share)	$ 10.38
Shares redeemed	$ 181,900,000
IPO
Subsidiary, Sale of Stock
Sale of stock, number of shares issued in transaction		23,000,000	23,000,000
Price per share (in dollars per share)		$ 10.00	$ 10.00
Aggregate price			$ 230,000,000
Proceeds from sale of units		$ 234,600,000	$ 234,600,000
Price per share (in dollars per share)		$ 10.20	$ 10.20
Over-Allotment Option
Subsidiary, Sale of Stock
Sale of stock, number of shares issued in transaction			3,000,000
Private Placement
Subsidiary, Sale of Stock
Sale of stock, number of shares issued in transaction			10,750,000
Aggregate price			$ 10,750,000
Warrant price (in dollars per share)		1.00	$ 1.00
Private Placement | Common Class A
Subsidiary, Sale of Stock
Warrant price (in dollars per share)		$ 11.50	$ 11.50